UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                         (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2012
February 29, 2012
(Unaudited)

Roumell Opportunistic Value Fund

Institutional Class Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Roumell Opportunistic Value Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Roumell Opportunistic Value Mutual Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between The Roumell Opportunistic Value Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Roumell Opportunistic Value Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, opportunistic investment strategy risk, sector risk, non-diversified fund risk, investment advisor risk, new fund risk, operating risk, political/economic risk, small-cap and mid-cap securities risk, micro-cap securities risk, interest rate and credit risk, maturity risk, inflation risk, investment-grade securities risk, lower-rated securities or “junk bonds” risk, risks of investing in municipal securities, risks of investing in REITs, risk of investing in corporate debt securities government debt markets may be illiquid or disrupted, foreign securities risk, and currency risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about April 30, 2012.

For More Information on Your Roumell Opportunistic Value Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 964.30	$6.00
	$1,000.00	$ 1,018.82	$6.16
* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 182 days and divided by 365 (to reflect the number of days in the period).

Class A Shares	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period**
	$1,000.00 $1,000.00
Actual		$ 963.40	$7.21
Hypothetical (5% annual return before expenses)		$ 1,017.58	$7.41
** Expenses are equal to the Fund’s annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 182 days and divided by 365 (to reflect the number of days in the period).

February 29, 2012

Our performance for the discrete period of September 2011 to February 2012 was not good. The return on the Institutional class shares was -3.57%. This compares to 11.81% for the Russell 2000 Value Index, 8.05% for the 60% Russell 2000 Value Index/40% Barclays Government Credit Index, and 13.31% for the S&P 500 over the same period. This period of underperformance was driven largely by two factors. First, small and micro-cap companies were out of favor. Our core holdings of particularly small companies lacking liquidity in a year when investors put a premium on large liquid securities suffered on a mark-to-market basis. Of note, the Russell Microcap Index underperformed the S&P 500 by over 11 percentage points. Second, in our own analysis, among other items, we overestimated the adoption curve for a new technology in one instance, underestimated operational stresses in another, and anticipated a buyout that did not materialize in yet another instance. In our view, the timing may have been off, but the underlying investment thesis in each case remains sound.

Please see the table below for the Fund’s historical performance information through the calendar quarter ended March 31, 2012.

Average Annual Total Returns			Net	Gross
Period Ended March 31, 2012	Past 1 Year	Since Inception*	Expense Ratio**	Expense Ratio***
Roumell Opportunistic Value Fund – Institutional Class Shares	-9.66%	-6.34%	1.23%	2.36%
Russell 2000 Value Index	-1.07%	4.34%
60% Russell 2000 Value index, and 40% Barclays Capital U.S. Government/Credit Index	2.63%	5.41%
S&P 500 Total Return Index	8.54%	11.81%

The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit www.ncfunds.com or call the Fund at (800)525-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund’s inception date is December 31, 2010.
**The Advisor has entered into an Operating Plan with the Fund’s administrator, through December 31, 2012, under which it has agreed to assume certain fees of the administrator and Acquired Fund Fees and Expenses to the extent such fees and expenses cause the Total Annual Fund Operating Expenses to exceed 1.48% of the average daily net assets of the Class A shares of the Fund or 1.23% of the average daily net assets of the Institutional Class shares of the Fund.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.
***Gross expense ratio is from the Fund’s prospectus dated December 29, 2011.

The offsetting salve to last period is that rarely have we liked our positions more. Our year-end performance may not look or feel good, but our confidence in our core holdings is intact. We believe that our returns have been delayed, not denied, and that is why we continue to own our portfolio of investments. Evidence suggests that the volatility we sometimes experience in smaller company shares ultimately is resolved favorably, and it is not unusual for us to average down when share prices decline. As a result of our continued confidence in underlying value, we have methodically and persistently reduced our average cost in our top core equity positions (holdings we expect to own longer term): Digital Generation, Inc., DGIT; Tecumseh Products Co., TECUA; Compuware Corp., CPWR; QAD, Inc., QADA/QADB; and SeaChange International, Inc., SEAC.  Additionally, we made several sales in the period.  These sales were primarily driven by a desire to focus on our highest conviction ideas, as listed above, while maintaining similar overall equity exposure in the portfolio.  Over the period, we reduced or eliminated certain portfolio holdings given our views on risk and pricing. Lastly, one bond was called.

How We’re Positioned Going Forward

Given our concerns about anemic worldwide growth (recently, the World Bank slashed its global growth forecast from 3.6% to 2.5%, a decline of 30%—the largest reduction in three years) and the attendant economic stresses caused by an ongoing deleveraging process that follows decades of credit expansion, we have positioned the portfolio toward smaller companies with highly specific investment narratives less dependent on overall economic growth patterns. We believe these equity investments will provide favorable returns in one of two principal manners: (1) participation in secular growth trends (e.g., mission-critical enterprise software, satellite connectivity, machine-to-machine wireless adoption, and gaming) and (2) monetization events (in whole or in part) at values significantly above current pricing. Offsetting the deleveraging narrative is the fact that the United States is a dynamic, innovative, and exceptionally resourceful nation. Moreover, nonfinancial corporate cash as a percentage of total assets is at an all-time high. Companies are searching for ways to redeploy their cash, which is earning next to nothing. Our equity holdings are characterized by strong balance sheets (typically net cash positions), unique assets, and competent and effective management teams. Our emphasis is on taking advantage of investment situations where we can reasonably expect to gain an informational and analytic edge through dogged, disciplined detective work to uncover well-capitalized promising securities underfollowed by Wall Street. (For an example of such detective work, see Jim’s reflections that follow on his recent trip to India.)

We continue to pursue higher-yielding corporate bonds that we believe are mis-rated by the rating agencies, and which we believe will provide attractive real rates of return on a multiyear basis. In addition, we hold a large cash position, providing a significant hedge and opportunistic dry powder, given an overall U.S. market valuation that we do not see as attractive on a market cap to GDP, replacement cost, or 10-year average earnings basis (cyclically adjusted), particularly in light of unusual worldwide economic and political challenges. It is true that the market appears cheap on a 2012 estimated earnings basis ($106 on the S&P 500, resulting in a 12x forward multiple for that particular index). However, why would one buy a business based on one year’s earnings estimates and inflated operating margins that will likely revert to the mean? Isn’t it wiser to incorporate the effect of a full economic cycle when valuing a business? In aggregate, our views compel us to balance the portfolio among well-capitalized special-situation equities, income-producing corporate bonds, and cash.

A Trucker’s View
Long-haul truck drivers confront many challenges on their cross-country trips. Weather, congestion, road repair, hunger, fatigue, and loneliness are constant conditions that have to be managed. A driver starts out fresh, a detailed map in hand, with confidence and excitement to attack the open road in all its glory—and then reality hits. A snowstorm may come and the driver must decide whether to pull over now or make it over the pass up ahead. Or he’s running low on gas, but would rather put in 30 more minutes. In all such instances, reward must be weighed against risk. Importantly, the driver must have a plan that allows for adoption, flexibility, and instinct while he navigates his 18-wheeler across the country. Once on the road, many unexpected twists and turns will likely emerge—if not on this particular trip, then certainly within his career. Investing, like a cross-country drive, is about planning, anticipating, adopting, and remaining steady when confronted with unforeseen events, unsavory characters, and weather patterns that never cease to surprise.

As the trucker’s job is to drive, ours is to identify individual securities (debt or equity) for which a substantial discount exists between price and a conservatively derived intrinsic value. For us, while remaining conscious of both stresses and opportunities in the greater economy, investing is about price versus value, plus patience, as it pertains to very specific securities purchased at very specific prices.  Nonetheless, just as the trucker studies the lay of the land before a cross-country trip, we seek to have a view of our road ahead. Thus, while we estimate that two-thirds of our time is focused on bottom-up fundamental security analysis, the remaining one-third is split between staying informed about larger economic trends and overall market valuation levels.

Jim’s Reflections about India
In 1981, I spent a year in India as a student. I learned to speak Telugu, the language spoken in the state of Andhra Pradesh. I studied emerging industrial labor relations by traveling to villages to interview agricultural workers entering the larger cities for factory work. The country has changed since then (more wealth and economic vitality, and liberalizing social customs), but old India remains, too (painful levels of urban poverty and want contrasted with the richness of a faithful nation and its 5,000-year old Hindu religion, and small villages of caring communities made up of watchful neighbors). Interestingly, the nation’s economic conversation is not dissimilar to our own. According to an article in The Hindu newspaper from December 23, 2011—titled “Global Risks Put More Stress on Economy: Reserve Bank of India”—“The overall macroeconomic stress has been increasing in the face of heightened risk emanating from the global environment, according to the half-year Financial Stability Report (FSR) of the Reserve Bank of India.” Sound familiar?

In fact, one principal takeaway from my visit to India in December 2011 is that essentially one conversation is happening worldwide—everyone is concerned about economic growth prospects. From one end of the planet to the other, leaders seem to be debating similar issues given the depth of interconnectivity of the world’s economies. However, make no mistake, India will continue to grow.

I traveled to two plants of one of our top equity holdings, Tecumseh Products Company (TECUA).  The plant in Ballabgarh, Haryana manufactures refrigerator and freezer compressors, and the plant in Hyderabad, Andhra Pradesh manufactures air conditioning compressors. TECUA is the only independent compressor manufacturer in India and is well positioned to take advantage of air conditioning and refrigeration growth in India. The company’s business has been hurt by Chinese competition in the past few years. However, real evidence indicates that the situation is beginning to change as the labor differential has materially dropped. TECUA’s prospects look quite good in the country. Currently, air conditioning penetration is at about 3% and refrigeration is at about 10%. Leading market research suggests that India’s penetration will reach China’s current 50% penetration level on both fronts by 2020. I was particularly impressed with the frontline managers I met. They are top-notch individuals. At its Hyderabad plant, TECUA operates one of three compressor-testing facilities in India that ensure compliance with energy standards on behalf of the government and is used as a competitive tool to demonstrate its own capabilities to prospective customers.

We are pleased to announce that Edward A. Crawford has joined our team as a Senior Research Analyst and Co-Portfolio Manager of the Fund. Prior to joining Roumell Asset Management in January, Ted spent 14 years in New York in the financial services industry. Most recently, he was an Analyst and Partner for six years with Maple Leaf Partners, a value-oriented long-short equity hedge fund seeded by Julian Robertson. Earlier in his career, Ted was an Analyst with George Weiss Associates, a market-neutral hedge fund. Ted received a BA in music from the University of North Carolina at Chapel Hill and an MBA from Columbia University’s Graduate School of Business with a concentration on the Graham and Dodd philosophy of value investing. He was president of the investment management club while at Columbia.

Best Regards,

Jim Roumell
Lead Portfolio Manager
Roumell Opportunistic Value Fund

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 47.18%

Consumer Discretionary - 6.61%
*	Digital Generation, Inc.	90,000	$1,074,057	$900,000
*	Dover Motorsports, Inc.	233,000	295,535	323,870
				1,223,870
Energy - 4.63%
*	Comstock Resources, Inc.	20,000	280,875	320,600
*	Tetra Technologies, Inc.	26,000	220,393	236,600
*	Ultra Petroleum Corp.	12,000	290,826	299,820
				857,020
Financials - 3.69%
*	American Safety Insurance Holdings Ltd.	25,050	478,975	484,467
α	Saizen REIT	1,750,000	213,287	198,657
				683,124
Industrials - 4.04%
*	Tecumseh Products Co. Cl. A	163,000	1,269,009	748,170
				748,170
Information Technology - 28.21%
*	Checkpoint Systems, Inc.	45,000	525,108	499,050
*	Compuware Corp.	81,000	632,623	729,810
*	DSP Group, Inc.	91,000	647,310	581,490
*	Gilat Satellite Networks Ltd.	126,000	526,443	475,020
*	KVH Industries, Inc.	31,000	236,584	283,340
	QAD, Inc. Cl. A	47,600	492,021	649,740
	QAD, Inc. Cl. B	9,500	99,599	129,485
*	Seachange International, Inc.	78,000	680,304	535,860
*	Sierra Wireless, Inc.	79,400	698,338	612,174
	Tellabs, Inc.	6,540	39,485	25,898
*	Transact Technologies, Inc.	104,400	1,168,544	703,656
				5,225,523

	Total Common Stocks (Cost $9,869,315)			8,737,707

EXCHANGE TRADED PRODUCT - 2.68%
	American Select Portfolio	48,000	481,370	497,281

	Total Exchange Traded Product (Cost $481,370)			497,281

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012
			Shares	Cost	Value (Note 1)

SHORT-TERM INVESTMENTS - 35.65%
§	BlackRock Liquidity Funds Treasury Trust Fund, 0.00%		1,250	1,250	$1,250
§	Federated Treasury Obligations Fund, 0.01%		6,601,080	6,601,080	6,601,080

Total Short-Term Investments (Cost $6,602,330)					$6,602,330

				Maturity
	Principal		Interest Rate	Date
CONVERTIBLE BOND - 1.16%
GMX Resources, Inc.	$ 500,000		4.500%	5/1/2015	215,625

Total Convertible Bond (Cost $357,487)					215,625

CORPORATE BONDS - 14.41%
Comstock Resources, Inc.	985,000		7.750%	4/1/2019	911,125
Goodrich Petroleum Corp.	650,000		8.875%	3/15/2019	637,000
Stone Energy Corp.	490,000		6.750%	12/15/2014	492,450
Stonemor Operating LLC	675,000		10.250%	12/1/2017	627,750

Total Corporate Bonds (Cost $2,768,621)					2,668,325

Total Value of Investments (Cost $20,079,123) - 101.08%					$18,721,268

Liabilities in Excess of Other Assets - (1.08)%					(200,666)

Net Assets - 100%					$18,520,602

* Non-income producing investment		α	Singapore security
§ Represents 7 day effective yield

The following acronyms are used in this portfolio:
REIT - Real Estate Investment Trust			LLC - Limited Liability Company

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	6.61%	$1,223,870
Energy	4.63%	857,020
Financials	3.69%	683,124
Industrials	4.04%	748,170
Information Technology	28.21%	5,225,523
Exchange Traded Product	2.68%	497,281
Short-Term Investments	35.65%	6,602,330
Convertible Bond	1.16%	215,625
Corporate Bonds	14.41%	2,668,325
Total	101.08%	$18,721,268

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Assets and Liabilities
(Unaudited)

As of February 29, 2012

Assets:
Investments, at value (cost $20,079,123)	$18,721,268
Receivables:
Fund shares sold	18,592
Dividends and interest	90,243

Total assets	18,830,103

Liabilities:
Payables:
Investments purchased	290,826
Accrued expenses
Advisory fees	13,655
Administration fees	4,601
Other expenses	419

Total liabilities	309,501

Net Assets	$18,520,602

Net Assets Consist of:
Capital	$20,198,777
Distributable net investment income	15,642
Net realized loss on investments and foreign currency transactions	(335,962)
Net unrealized depreciation on investments and translation of assets and liabilities
in foreign currency	(1,357,855)

Total Net Assets	$18,520,602

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	1,866,182
Net Assets	16,815,366
Net Asset Value, Offering Price and Redemption Price Per Share	$9.01

Class A Shares outstanding, no par value (unlimited authorized shares)	189,601
Net Assets	1,705,236
Net Asset Value, Offering Price and Redemption Price Per Share	$8.99
Offering Price Per Share ($189,601.00 ÷ 95.50%)	$9.41

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Operations
(Unaudited)

For the six month period ended February 29, 2012

Investment Income:
Interest	$158,309
Dividends	46,544

Total Income	204,853

Expenses:
Advisory fees (note 2)	74,995
Administration fees (note 2)	25,270
Distribution and service fees - Class A Shares (note 3)	2,038

Total Expenses	102,303

Net Expenses	102,303

Net Investment Income	102,550

Realized and Unrealized Loss on Investments:

Net realized loss from investments and foreign currency transactions	(323,113)
Change in unrealized depreciation on investments and translation of
assets and liabilities in foreign currency	(296,124)

Realized and Unrealized Loss on Investments	(619,237)

Net Decrease in Net Assets Resulting from Operations	$(516,687)

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statements of Changes in Net Assets

	February 29,	August 31,
For the six month period or fiscal year ended	2012 (a)	2011(b)

Operations:
Net investment income	$102,550	$46,220
Net realized loss from investment transactions and foreign currency transactions	(323,113)	(12,849)
Change in unrealized depreciation on investments and translation of
assets and liabilities in foreign currency	(296,124)	(1,061,731)

Net Decrease in Net Assets Resulting from Operations	(516,687)	(1,028,360)

Distributions to Shareholders: (note 5)
Net investment income	(133,128)	-

Decrease in Net Assets Resulting from Distributions	(133,128)

Capital Share Transactions:
Shares sold	6,315,621	15,380,813
Reinvested dividends and distributions	120,749	-
Shares repurchased	(1,307,922)	(310,484)

Increase from Capital Share Transactions	5,128,448	15,070,329

Net Increase in Net Assets	4,478,633	14,041,969

Net Assets:
Beginning of Period	14,041,969	-
End of Period	$18,520,602	$14,041,969

Undistributed Net Investment Income	$15,642	$46,220

Share Information:
Institutional Class Shares
Shares sold	674,710	1,339,079
Reinvested distributions	12,541	-
Shares repurchased	(133,696)	(26,452)
Net Increase in Capital Shares	553,555	1,312,627
Shares Outstanding, Beginning of Period	1,312,627	-
Shares Outstanding, End of Period	1,866,182	1,312,627

Class A Shares
Shares sold	21,102	182,642
Reinvested distributions	1,245	-
Shares repurchased	(10,638)	(4,750)
Net Increase in Capital Shares	11,709	177,892
Shares Outstanding, Beginning of Period	177,892	-
Shares Outstanding, End of Period	189,601	177,892
(a) Unaudited.
(b)	For the period from December 31, 2010 (Date of Initial Public Investment) to August 31, 2011

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	February 29,		August 31,
the six month period or fiscal year ended	2012 (a)		2011 (b)

Net Asset Value, Beginning of Period	$9.42		10.00

Income (Loss) from Investment Operations
Net investment income	0.05		0.03
Net realized and unrealized loss on securities	(0.39)		(0.61)

Total from Investment Operations	(0.34)		(0.58)

Net Asset Value, End of Period	$9.01		9.42

Total Return (c)(d)	(3.57)%		(5.80)%

Net Assets, End of Period (in thousands)	$16,815		12,368

Average Net Assets for the Period (in thousands)	$14,785		5,837

Ratios of:
Gross Expenses to Average Net Assets (e)	1.22%	(f)	1.23%	(f)
Net Expenses to Average Net Assets (e)	1.22%	(f)	1.23%	(f)
Net Investment Income/(Loss) to Average Net Assets	1.27%	(f)	1.08%	(f)

Portfolio turnover rate	39.38%	(g)	33.08%	(g)

(a) Unaudited.
(b)	For a share outstanding for the initial period from December 31, 2010 (Date of Initial Public Investment)
to August 31, 2011.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Annualized.
(g) Not annualized.

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights
	Class A Shares
For a share outstanding during the	February 29,		August 31,
the six month period or fiscal year ended	2012(a)		2011(b)

Net Asset Value, Beginning of Period	$9.41		10.00

Income (Loss) from Investment Operations
Net investment income	0.04		0.03
Net realized and unrealized loss on securities	(0.40)		(0.62)

Total from Investment Operations	(0.36)		(0.59)

Net Asset Value, End of Period	$8.99		9.41

Total Return (c)(d)	(3.66)%		(6.00)%

Net Assets, End of Period (in thousands)	$1,705		1,674

Average Net Assets for the Period (in thousands)	$1,635		959

Ratios of:
Gross Expenses to Average Net Assets (e)	1.47%	(f)	1.48%	(f)
Net Expenses to Average Net Assets (e)	1.47%	(f)	1.48%	(f)
Net Investment Income/(Loss) to Average Net Assets	1.08%	(f)	0.73%	(f)

Portfolio turnover rate	39.38%	(g)	33.08%	(g)

(a) Unaudited.
(b)	For a share outstanding for the initial period from December 31, 2010 (Date of Initial Public Investment)
to August 31, 2011.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Annualized.
(g) Not annualized.

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Realized Gains and Losses
(Unaudited)

As of February 29, 2012
	Purchase Price	Sales Proceeds	Realized Gain/Loss Percentage	Realized Gain/Loss

American Eagle	$ 405,642	398,553	-1.78%	$ (7,088)
Capital Southwest	286,678	317,884	9.82%	31,206
DSP Group, Inc.	222,572	187,541	-18.68%	(35,031)
Ellington Financial	424,383	378,053	-12.26%	(46,331)
Geokinetics Holdings U.S.A., Inc.	638,400	455,000	-40.31%	(183,400)
Gilat Satellite Networks Ltd.	219,124	196,860	-11.31%	(22,263)
Hewlett-Packard Co.	626,026	542,990	-15.29%	(83,036)
KVH Industries, Inc.	156,076	188,971	17.41%	32,895
Merck & Co., Inc.	492,165	479,982	-2.54%	(12,183)
O'Charleys, Inc.	267,222	270,000	1.03%	2,778
Sierra Wireless, Inc.	109,657	79,993	-37.08%	(29,664)
Skechers U.S.A., Inc.	350,527	378,610	7.42%	28,083
Solo Cup Co.	117,734	116,438	-1.11%	(1,296)
SUPERVALU, Inc.	48,176	50,875	5.31%	2,699
Tower Group, Inc.	412,234	412,127	-0.03%	(107)

Total Realized Loss				(322,738)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Roumell Opportunistic Value Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The fund commenced operations on December 31, 2010. The Investment objective of the fund is to seek capital appreciation and income. Roumell Asset Management, LLC (“Roumell Asset Management” or the “Advisor”) seeks to achieve the Fund’s investment objective by using an opportunistic investment strategy.  The Advisor is an opportunistic capital allocator (OCA) with a deep value bias in selecting individual securities.  The Advisor will wait until an investment situation is presented where, in its opinion, the odds of success are favorable relative to the risks.  In the absence of such situations, the Fund will stay liquid and on the sidelines invested in Cash and Cash Equivalents.  The Advisor’s approach to opportunistic investing emphasizes purchasing securities at a meaningful, quantifiable discount to its calculation of intrinsic value taking into consideration the understandability of the business model, the safety of the capital structure, and the competency of the company’s management.  Using this opportunistic strategy, however, may result in the Advisor finding many suitable investment opportunities for the Fund during certain periods but finding very few during other periods.

The Advisor believes that its strength lies in digging deeply into specific securities (equity and fixed income), assessing underlying value, and remaining highly disciplined about what it deems to be a reasonable price for those securities.

The Advisor also believes that securities that possess deep value characteristics can be found in various asset classes, not just equities.  Although much attention is paid to the stock market’s daily activities, the Advisor believes that mispricing can occur in other markets as well; therefore, the Advisor is impartial as to where in a company’s capital structure it will invest, and, consequently, the Advisor will pursue both equity and debt investments.  The Advisor’s ultimate goal is to buy securities at a meaningful discount to its estimate of underlying intrinsic value.

The Fund’s portfolio will primarily consist of (i) domestic and foreign equity securities (“Equity Securities”); (ii) domestic and foreign fixed income securities including, but not limited to, government and corporate debt securities, “junk” bonds, municipal securities and REITs (“Fixed Income Securities”); and (iii) interest-bearing instruments, including, but not limited to, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalents”). The Fund may invest in these securities directly or indirectly through investments in other investment companies including closed-end funds and Exchange Traded Funds (“ETFs”).  The Fund’s emphasis will be on domestic equity and domestic high-yield corporate debt; however, there is no predetermined allocation of the Fund’s assets among Equity Securities, Fixed Income Securities and Cash and Cash Equivalents.  The Advisor will allocate the Fund’s assets as it deems appropriate in accordance with the Fund’s investment objective and investment strategy.  The Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders.

The fund is not diversified.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the six month period ended February 29, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1		Level 2		Level 3
Common Stocks	$8,737,707	$8,737,707	$	- -	$	- -
Exchange Traded Products Short-Term Investments	497,281	497,281		- -		- -
	6,602,330	-		6,602,330		- -
Convertible Bond	215,625	-		215,625		- -
Corporate Bonds	2,668,325	-		2,668,325		- -
Total	$18,721,268	$9,234,988		$9,486,280	$	- -

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee equal to an annualized rate of 0.92% of Fund’s average daily net assets. The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund, computed at the end of each month and payable within five days thereafter.

The Advisor has entered into an Operating Plan with the Fund’s administrator, through January 1, 2013, under which it has agreed to assume certain fees of the administrator and Acquired Fund Fees and Expenses to the extent such fees and expenses cause the Total Annual Fund Operating Expenses to exceed 1.48% of the average daily net assets of the Class A shares of the Fund or 1.23% of the average daily net assets of the Institutional Class shares of the Fund.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.31% if the average daily net assets are under $80,000,000 and gradually decreases to an annual rate of 0.124% once the average daily net assets reach $2 billion or more.
(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class A shares of the Fund (the “Plan”).  Pursuant to the Plan, the Fund is authorized to pay the Distributor a fee at an annual rate of 0.25% of average daily net assets of the Fund attributable to the Class A shares. The 0.25% fee is comprised of a 0.25% service fee.  Such fees are to be paid by the Fund monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the average daily net assets of the Fund attributable to the Class A shares during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Fund charges a Rule 12b-1 fee at the annual rate of 0.25% of average daily net assets of the Fund attributable to the Class A shares.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

4.	Purchases and Sales of Investment Securities

For the six month period ended February 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period	Purchases of Securities	Proceeds from Sales of Securities
September 1, 2011 – February 29, 2012	$6,549,033	$4,453,877

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended February 29, 2012.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended February 29, 2012, the Fund did not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the six month period ended February 29, 2012, the Fund did not incur any interest or penalties.

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses.  For the six month period ended February 29, 2012, there were no reclassifications necessary.

At February 29, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$20,079,123

Unrealized Appreciation	$449,081
Unrealized Depreciation	(1,806,936)
Net Unrealized Depreciation	(1,357,855)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

Roumell Opportunistic Value Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	Roumell Opportunistic Value Fund
116 South Franklin Street	2 Wisconsin Circle, Suite 660
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Chevy Chase, Maryland 20815

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: roumellfund.com

Semi-Annual Report 2012
For the Period from February 9, 2012 (Date of Initial Public Investment) to February 29, 2012 (Unaudited)

SCS Tactical Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the SCS Tactical Allocation Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The SCS Tactical Allocation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the SCS Tactical Allocation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the SCS Tactical Allocation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: depository receipts, fixed income risk, interest rate risk, large-cap company risk, management style risk, manager risk, market risk, new fund risk, new manager risk, risks of investing in corporate debt securities, risks of investing in municipal securities, risks related to investing in other investment companies, risks of investing in REITs, and small-cap and mid-cap securities risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about April 30, 2012.

For More Information on Your SCS Tactical Allocation Fund:

See Our Web site at www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value February 9, 2012	Ending Account Value February 29, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,025.00	$0.92

* Expenses are equal to the Fund’s annualized expense ratio of 1.65% multiplied by the average account value over the period, multiplied by 20 days and divided by 365 (to reflect the number of days in the initial period).

Expense Example	Beginning Account Value February 9, 2012	Ending Account Value February 29, 2012	Expenses Paid During Period*
Hypothetical (5% annual return before expenses)	$1,000.00	$1,001.84	$0.90

** Expenses are equal to the Fund’s annualized expense ratio of 1.65% multiplied by the average account value over the period, multiplied by 20 days and divided by 365 (to reflect the number of days in the initial period).

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of February 29, 2012
	Shares	Value (Note 1)

COMMON STOCKS - 67.69%

Consumer Discretionary - 9.64%
Autoliv, Inc.	135	$8,993
Best Buy Co., Inc.	230	5,683
Lowe's Cos., Inc.	380	10,788
Target Corp.	270	15,298
		40,762
Consumer Staples - 13.82%
Kimberly-Clark Corp.	140	10,203
McCormick & Co., Inc.	160	8,078
Molson Coors Brewing Co.	275	12,086
PepsiCo, Inc.	200	12,594
The Procter & Gamble Co.	230	15,553
		58,514
Energy - 5.33%
American Eagle Energy Corp.	5,000	5,200
ConocoPhillips	120	9,188
Marathon Oil Corp.	240	8,137
		22,525
Financials - 10.11%
Annaly Capital Management, Inc.	900	14,949
BBVA Banco Frances SA	2,300	13,984
Lincoln National Corp.	310	7,700
The Chubb Corp.	90	6,118
		42,751
Health Care - 1.38%
Johnson & Johnson	90	5,855
		5,855
Industrials - 13.02%
General Dynamics Corp.	80	5,860
Stanley Black & Decker, Inc.	100	7,677
Textainer Group Holdings Ltd.	1,250	41,538
		55,075
Information Technology - 8.94%
Activision Blizzard, Inc.	530	6,334
Apple, Inc.	58	31,462
		37,796
Materials - 4.08%
Domtar Corp.	180	17,257
		17,257

		(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of February 29, 2012
	Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Utilities - 1.37%
CMS Energy Corp.	270	$5,787
		5,787

Total Common Stocks (Cost $282,009)		286,322

EXCHANGE TRADED FUNDS- 30.38%
PowerShares Build America Bond Portfolio	950	27,949
SPDR Barclays Capital High Yield Bond ETF	1,055	42,295
SPDR Nuveen S&P High Yield Municipal Bond ETF	920	50,122
Vanguard Short-Term Bond ETF	100	8,120

Total Exchange Traded Funds (Cost $127,893)		128,486

SHORT-TERM INVESTMENT - 25.66%
§ Fidelity Institutional Money Market Funds, 0.21%	108,537	108,537

Total Short-Term Investment (Cost $108,537)		108,537

Total Value of Investments (Cost $518,439) - 123.73%		$523,345

Liabilities in Excess of Other Assets - (23.73)%		(100,375)

Net Assets - 100%		$422,970

§ Represents 7 day effective yield

The following acronym is used in this portfolio:
SA - Societe Anonyme

		(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of February 29, 2012

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	9.64%	$40,762
Consumer Staples	13.82%	58,514
Energy	5.33%	22,525
Exchange Traded Funds	30.38%	128,486
Financials	10.11%	42,751
Health Care	1.38%	5,855
Industrials	13.02%	55,075
Information Technology	8.94%	37,796
Materials	4.08%	17,257
Utilities	1.37%	5,787
Short-Term Investment	25.66%	108,537
Total	123.73%	$523,345

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statement of Assets and Liabilities
(Unaudited)

As of February 29, 2012

Assets:
Investments, at value (cost $518,439)	$523,345
Receivables:
Dividends and interest	602
Prepaid expenses
Fund accounting fees	641
Other expenses	387
Due from affiliates:
Advisor (note 2)	10,322

Total assets	535,297

Liabilities:
Payables:
Investments purchased	108,527
Accrued expenses
Compliance services fees	201
Other expenses	3,599

Total liabilities	112,327

Net Assets	$422,970

Net Assets Consist of:
Capital	$417,246
Undistributed net investment income	399
Undistributed net realized gain on investments	419
Net unrealized appreciation on investments	4,906

Total Net Assets	$422,970
Shares Outstanding, no par value (unlimited authorized shares)	41,285
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.25

Maximum Offering Price Per Share ($10.25 ÷ 95.25%)	$10.76

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statement of Operations
(Unaudited)

For the intial period from February 9, 2012 (Date of Initial Public Investment) to February 29, 2012

Investment Income:
Dividends	$601

Total Investment Income	601

Expenses:
Advisory fees (note 2)	115
Administration fees (note 2)	2,003
Transfer agent fees (note 2)	1,634
Fund accounting fees (note 2)	1,610
Compliance service fees (note 2)	1,076
Custody fees (note 2)	494
Distribution and service fees (note 3)	29
Registration and filing administration fees (note 2)	13
Legal fees	123
Audit and tax preparation fees	1,383
Registration and filing expenses	285
Printing expenses	205
Trustee fees and meeting expenses	942
Securities pricing fees	215
Other operating expenses	512

Total Expenses	10,639

Expenses reimbursed by advisor (note 2)	(10,322)
Advisory fees waived (note 2)	(115)

Net Expenses	202

Net Investment Income	399

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	419
Change in unrealized appreciation on investments	4,906

Realized and Unrealized Gain on Investments	5,325

Net Increase in Net Assets Resulting from Operations	$5,724

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statements of Changes in Net Assets
(Unaudited)

For the intial period from February 9, 2012 (Date of Initial Public Investment) to February 29, 2012

Operations:
Net investment income	$399
Net realized gain from investment transactions	419
Change in unrealized appreciation on investments	4,906

Net Increase in Net Assets Resulting from Operations	5,724

Capital Share Transactions:
Shares sold	417,246
Reinvested dividends and distributions	-
Shares repurchased	-

Increase from Capital Share Transactions	417,246

Net Increase in Net Assets	422,970

Net Assets:
Beginning of period	-
End of period	$422,970

Undistributed Net Investment Income	$399

Share Information:
Shares Sold	41,285
Reinvested distributions	-
Shares repurchased	-
Net Increase in Capital Shares	41,285
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	41,285

See Notes to Financial Statements

SCS Tactical Allocation Fund

Financial Highlights
(Unaudited)
For a share outstanding during the intial period
from February 9, 2012 (Date of Initial Public Investment) to February 29, 2012

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.01
Net realized and unrealized gain on securities	0.24

Total from Investment Operations	0.25

Net Asset Value, End of Period	$10.25

Total Return (c)(d)	2.50%

Net Assets, End of Period (in thousands)	$423

Average Net Assets for the Period (in thousands)	$222

Ratios of:
Gross Expenses to Average Net Assets	87.32%	(a)
Net Expenses to Average Net Assets	1.65%	(a)
Net Investment Income (Loss) to Average Net Assets	3.28%	(a)

Portfolio turnover rate	38.54%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The SCS Tactical Allocation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust and commenced operations on February 9, 2012.

The Fund seeks to achieve its investment objective of capital appreciation by investing in a mix of equity securities and fixed income securities, which the Fund’s investment advisor, Sentinel Capital Solutions, Inc. (the “Advisor”), determines are undervalued, offer the potential for capital appreciation, or may offer appreciation with lower volatility than the overall market.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Listed securities and other securities traded in the over-the-counter market for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith by either a valuation committee or the Fund’s investment advisor in accordance with procedures established by, and under the supervision of, the Fund’s Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

(Continued)

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the initial period ended February 29, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$286,322	$286,322	$-	$-
Exchange Traded Products	128,486	128,486	-	-
Short-Term Investment	108,537	-	108,537	-
Total	$523,345	$414,808	$108,537	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to Sentinel Capital Solutions, Inc., (the “Advisor”) based upon the average daily net assets of the Fund and calculated at the annual rate as shown in Schedule A.  The Advisor has contractually agreed to waive all or part of its advisory fee and to reimburse expenses at least until January 1, 2013, to ensure that the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquire fund fees and expenses) will not exceed 1.65% of the daily average net assets for Fund shares.  The expense limitation percentage, as well as the advisory fees waived and expenses reimbursed for the initial period ended February 29, 2012, are included in Schedule A provided below.

Schedule A: Advisor Fees		Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
Average Net Assets	Rate
All assets	1.00%	1.65%	$115	$10,322

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided below.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%
Next $1 billion	0.040%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $2 billion	0.030%

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a wholly owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  It receives compensation for this service at an annual rate of $10,500.

Transfer Agent
Nottingham Shareholder Services, LLC (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services at a rate of $21 per shareholder per year, subject to a minimum fee of $1,750 per month.  The Transfer Agent is also reimbursed for out-of-pocket expenses.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives any sales charges imposed on purchases and re-allocates a portion of such charges to dealers through whom the sale was made, if any.  During the initial period ended February 29, 2012, the Distributor did not retain any sales charges.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

(Continued)

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the initial period ended February 29, 2012, $29 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the initial period ended February 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
February 9, 2012 - February 29, 2012	$489,407	$79,924

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended February 29, 2012.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial period ended February 29, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At February 29, 2012, the tax-basis cost of investments for federal income tax purposes were as follows:

Cost of Investments	$518,439

Unrealized Appreciation	$6,204
Unrealized Depreciation	(1,298)
Net Unrealized Appreciation	4,906

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.   Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure below.

(Continued)

SCS Tactical Allocation Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.	Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a quarterly meeting of the Fund’s Board of Trustees on October 27, 2011, the Trustees approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) investment performance of the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by investing in a mix of equity securities and fixed income securities that the Advisor believes to be undervalued.  The Trustees also noted that when selecting investments, the Advisor first uses proprietary modeling and research to determine an allocation between equities and fixed income securities and, with respect to the equity portion of the portfolio, identify sectors of the economy favorable for investment, and then uses its research to select individual securities for the portfolio believed to be currently disfavored by the markets.  The Trustees further noted that the Fund’s principal officer is the President of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

(Continued)

SCS Tactical Allocation Fund

Additional Information
(Unaudited)

In considering the investment performance of the Advisor, the Trustees discussed the Advisor’s experience managing investments and reviewed the hypothetical performance of the Fund’s portfolio for the time period from January 1997 to the present.  After reviewing the hypothetical performance of the Fund, the Advisor’s experience managing other accounts, and other factors, the Board of Trustees concluded that the investment performance of the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the projected balance sheet of the Advisor and discussed the financial stability and profitability of the firm.  The Advisor responded to several questions about the financial condition of the firm and its principals.  The Trustees discussed the Fund’s Expense Limitation Agreement, including the nature and scope of the cost allocation for such fees.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the management fee and net expense ratio was higher than those of some of the funds and lower than others, while the management fee and net expense ratio were higher than the peer group averages.  The Trustees noted that the Fund’s asset levels were expected to be much smaller than the industry average during its start-up phase.  The Trustees also noted that the Advisor’s fees for separately managed accounts range from 1.00% to 1.25% depending on the size and complexity of the client relationship.  Following further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangements with the Advisor involved both the management fee and an Expense Limitation Agreement.  The Trustees noted that, while the management fee would remain the same at all asset levels, the Fund’s shareholders would benefit from the Fund’s expense limitation arrangement until the Fund’s assets grew to a level where the Fund’s expenses fell below the cap set by the arrangement and the Advisor began receiving its full fee.  Thereafter, the Trustees noted that the Fund’s shareholders would benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with its fund accountant and administrator would determine the Fund’s gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that the Expense Limitation Agreement provided potential savings for the benefit of the Fund’s investors.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

(Continued)

SCS Tactical Allocation Fund

Additional Information
(Unaudited)

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

(Continued)

SCS Tactical Allocation Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Sentinel Capital Solutions
116 South Franklin Street	38 S. Potomac Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Suite 304 Hagerstown, MD 21740

Toll-Free Telephone: 1-800-773-3863	Toll-Free Telephone: 1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: ncfunds.com

Item 2. CODE OF ETHICS.

Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

             Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

              None.

Item 11.  CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ James C. Roumell
Date: May 3, 2012	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Cort F. Meinelschmidt
Date: May 9, 2012	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ James C. Roumell
Date: May 3, 2012	James C. Roumell President, Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Craig L. Lukin
Date: May 3, 2012	Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Cort F. Meinelschmidt
Date: May 9, 2012	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund